AST MID-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.8%
Common Stocks — 95.8%
Aerospace & Defense — 1.5%
Howmet Aerospace, Inc.	49,820	$3,409,183
L3Harris Technologies, Inc.	9,330	1,988,223
Textron, Inc.	45,500	4,364,815
		9,762,221
Automobile Components — 2.2%
Aptiv PLC*	56,146	4,472,029
BorgWarner, Inc.(a)	109,000	3,786,660
Gentex Corp.(a)	100,885	3,643,966
Goodyear Tire & Rubber Co. (The)*	188,844	2,592,828
		14,495,483
Banks — 3.9%
Cadence Bank	138,480	4,015,920
Columbia Banking System, Inc.	55,756	1,078,879
East West Bancorp, Inc.(a)	27,967	2,212,469
Huntington Bancshares, Inc.	132,000	1,841,400
M&T Bank Corp.	44,243	6,434,702
Prosperity Bancshares, Inc.	62,687	4,123,551
Regions Financial Corp.	100,507	2,114,667
SouthState Corp.(a)	45,561	3,874,052
		25,695,640
Beverages — 0.3%
Coca-Cola Europacific Partners PLC (United Kingdom)	27,755	1,941,462
Biotechnology — 0.2%
Biogen, Inc.*	5,471	1,179,712
Broadline Retail — 0.4%
eBay, Inc.	54,300	2,865,954
Building Products — 2.2%
Allegion PLC	14,888	2,005,563
Builders FirstSource, Inc.*	11,613	2,421,891
Carrier Global Corp.	34,000	1,976,420
Fortune Brands Innovations, Inc.	40,737	3,449,202
Johnson Controls International PLC	41,840	2,732,989
Masco Corp.	27,097	2,137,411
		14,723,476
Capital Markets — 3.6%
Bank of New York Mellon Corp. (The)	58,700	3,382,294
Cboe Global Markets, Inc.	6,599	1,212,434
Evercore, Inc. (Class A Stock)	13,482	2,596,498
Northern Trust Corp.	28,652	2,547,736
Raymond James Financial, Inc.	24,896	3,197,144
StepStone Group, Inc. (Class A Stock)	94,198	3,366,637
T. Rowe Price Group, Inc.	24,500	2,987,040
TPG, Inc.	98,851	4,418,640
		23,708,423
Chemicals — 5.3%
Ashland, Inc.	21,337	2,077,584
Axalta Coating Systems Ltd.*	80,000	2,751,200
Celanese Corp.(a)	15,775	2,711,091
Corteva, Inc.	47,110	2,716,834
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Dow, Inc.	23,435	$1,357,590
DuPont de Nemours, Inc.(a)	33,189	2,544,601
Eastman Chemical Co.	28,383	2,844,544
FMC Corp.(a)	54,686	3,483,498
Huntsman Corp.	126,107	3,282,565
Ingevity Corp.*	53,727	2,562,778
International Flavors & Fragrances, Inc.	19,987	1,718,682
RPM International, Inc.	25,300	3,009,435
Westlake Corp.(a)	24,000	3,667,200
		34,727,602
Commercial Services & Supplies — 0.8%
GFL Environmental, Inc.(a)	47,114	1,625,433
Republic Services, Inc.	17,968	3,439,794
		5,065,227
Communications Equipment — 0.7%
Motorola Solutions, Inc.	13,009	4,617,935
Construction & Engineering — 0.3%
Quanta Services, Inc.	7,493	1,946,681
Construction Materials — 0.3%
Vulcan Materials Co.	7,204	1,966,116
Consumer Finance — 0.6%
Discover Financial Services	13,648	1,789,117
SLM Corp.	103,818	2,262,194
		4,051,311
Consumer Staples Distribution & Retail — 3.4%
Albertson’s Cos., Inc. (Class A Stock)	67,370	1,444,413
BJ’s Wholesale Club Holdings, Inc.*	68,469	5,179,680
Dollar General Corp.	10,917	1,703,707
Target Corp.	23,900	4,235,319
US Foods Holding Corp.*	178,941	9,657,445
		22,220,564
Containers & Packaging — 3.4%
AptarGroup, Inc.	13,825	1,989,279
Avery Dennison Corp.	19,057	4,254,475
Berry Global Group, Inc.	33,529	2,027,834
Crown Holdings, Inc.	63,411	5,025,956
Graphic Packaging Holding Co.(a)	97,178	2,835,654
Packaging Corp. of America	21,400	4,061,292
Westrock Co.	39,251	1,940,962
		22,135,452
Distributors — 0.5%
LKQ Corp.	63,405	3,386,461
Diversified REITs — 0.2%
WP Carey, Inc.	29,443	1,661,763
Electric Utilities — 2.5%
Alliant Energy Corp.	122,677	6,182,921
Edison International	20,585	1,455,977
PG&E Corp.	205,248	3,439,956
Pinnacle West Capital Corp.	24,333	1,818,405
A1

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	60,200	$3,235,750
		16,133,009
Electrical Equipment — 1.3%
Eaton Corp. PLC	4,660	1,457,089
Hubbell, Inc.	3,525	1,463,051
Regal Rexnord Corp.	24,600	4,430,460
Sensata Technologies Holding PLC	34,466	1,266,281
		8,616,881
Electronic Equipment, Instruments & Components — 3.8%
Amphenol Corp. (Class A Stock)	16,700	1,926,345
Belden, Inc.	27,993	2,592,432
Coherent Corp.*	44,127	2,674,979
Corning, Inc.	56,791	1,871,831
Flex Ltd.*	332,624	9,516,373
TE Connectivity Ltd.	13,252	1,924,720
Zebra Technologies Corp. (Class A Stock)*	15,026	4,529,437
		25,036,117
Energy Equipment & Services — 1.0%
Baker Hughes Co.	111,700	3,741,950
Halliburton Co.	39,101	1,541,361
TechnipFMC PLC (United Kingdom)	48,668	1,222,054
		6,505,365
Entertainment — 0.2%
Electronic Arts, Inc.	10,509	1,394,229
Financial Services — 2.8%
Corebridge Financial, Inc.(a)	75,366	2,165,265
Equitable Holdings, Inc.	82,312	3,128,679
Fidelity National Information Services, Inc.	27,657	2,051,597
Global Payments, Inc.	41,626	5,563,731
Voya Financial, Inc.(a)	74,874	5,534,686
		18,443,958
Food Products — 0.5%
General Mills, Inc.	17,847	1,248,754
Ingredion, Inc.	18,814	2,198,416
		3,447,170
Gas Utilities — 0.2%
Atmos Energy Corp.	11,899	1,414,434
Ground Transportation — 3.1%
Avis Budget Group, Inc.(a)	6,309	772,600
J.B. Hunt Transport Services, Inc.(a)	27,570	5,493,323
Knight-Swift Transportation Holdings, Inc.	139,954	7,700,269
Landstar System, Inc.(a)	12,600	2,428,776
Norfolk Southern Corp.	6,520	1,661,752
XPO, Inc.*	18,416	2,247,305
		20,304,025
Health Care Equipment & Supplies — 3.1%
Cooper Cos., Inc. (The)	28,675	2,909,366
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
DENTSPLY SIRONA, Inc.	89,244	$2,962,008
Hologic, Inc.*	45,900	3,578,364
Integra LifeSciences Holdings Corp.*	79,536	2,819,551
STERIS PLC	8,052	1,810,251
Teleflex, Inc.	5,497	1,243,256
Zimmer Biomet Holdings, Inc.	38,019	5,017,748
		20,340,544
Health Care Providers & Services — 2.0%
Cencora, Inc.	15,193	3,691,747
Humana, Inc.	3,085	1,069,631
Laboratory Corp. of America Holdings	6,084	1,329,111
Quest Diagnostics, Inc.	31,100	4,139,721
Universal Health Services, Inc. (Class B Stock)	15,954	2,910,967
		13,141,177
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.(a)	82,349	1,702,977
Hotels, Restaurants & Leisure — 3.3%
Aramark	63,413	2,062,191
Darden Restaurants, Inc.(a)	28,963	4,841,165
Denny’s Corp.*	215,159	1,927,825
Hilton Worldwide Holdings, Inc.	7,900	1,685,149
Hyatt Hotels Corp. (Class A Stock)	12,261	1,957,101
International Game Technology PLC	54,744	1,236,667
Wendy’s Co. (The)	59,162	1,114,612
Wyndham Hotels & Resorts, Inc.	45,672	3,505,326
Yum! Brands, Inc.(a)	23,800	3,299,870
		21,629,906
Household Durables — 0.8%
Newell Brands, Inc.	110,571	887,885
Toll Brothers, Inc.(a)	33,139	4,287,193
		5,175,078
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	94,139	1,687,912
Industrial REITs — 0.2%
STAG Industrial, Inc.(a)	36,979	1,421,473
Insurance — 7.7%
American Financial Group, Inc.	31,500	4,299,120
American International Group, Inc.	32,454	2,536,929
Assurant, Inc.	14,108	2,655,690
Everest Group Ltd.(a)	14,507	5,766,533
Fidelity National Financial, Inc.(a)	54,500	2,893,950
Hanover Insurance Group, Inc. (The)	34,083	4,641,082
Hartford Financial Services Group, Inc. (The)	86,066	8,869,101
Kemper Corp.	89,617	5,549,085
Old Republic International Corp.	97,400	2,992,128
W.R. Berkley Corp.(a)	35,500	3,139,620
Willis Towers Watson PLC	25,066	6,893,150
		50,236,388

A2

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 0.3%
Cargurus, Inc.*	95,346	$2,200,586
Leisure Products — 0.6%
Brunswick Corp.	23,497	2,267,931
Mattel, Inc.*	80,924	1,603,104
		3,871,035
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	30,783	4,479,234
ICON PLC*	14,650	4,921,668
Revvity, Inc.	11,666	1,224,930
		10,625,832
Machinery — 5.1%
AGCO Corp.	39,738	4,888,569
Ingersoll Rand, Inc.	15,182	1,441,531
ITT, Inc.	16,737	2,276,734
John Bean Technologies Corp.	28,729	3,013,385
Lincoln Electric Holdings, Inc.	5,700	1,456,008
Middleby Corp. (The)*	47,928	7,706,343
PACCAR, Inc.	13,917	1,724,177
Pentair PLC	11,327	967,779
Stanley Black & Decker, Inc.	15,573	1,525,064
Toro Co. (The)(a)	30,700	2,813,041
Westinghouse Air Brake Technologies Corp.	24,353	3,547,745
Xylem, Inc.(a)	14,900	1,925,676
		33,286,052
Metals & Mining — 0.5%
Franco-Nevada Corp. (Canada)(a)	26,350	3,139,866
Multi-Utilities — 1.3%
CenterPoint Energy, Inc.	60,890	1,734,756
CMS Energy Corp.	38,500	2,323,090
Public Service Enterprise Group, Inc.	36,421	2,432,194
Sempra	25,859	1,857,452
		8,347,492
Office REITs — 0.6%
Alexandria Real Estate Equities, Inc.	29,700	3,828,627
Oil, Gas & Consumable Fuels — 4.8%
Chesapeake Energy Corp.(a)	25,337	2,250,686
Coterra Energy, Inc.	143,700	4,006,356
Devon Energy Corp.	70,300	3,527,654
Diamondback Energy, Inc.	33,565	6,651,576
Marathon Oil Corp.	128,664	3,646,338
Permian Resources Corp.	110,606	1,953,302
Pioneer Natural Resources Co.	7,950	2,086,875
Plains GP Holdings LP (Class A Stock)*(a)	109,295	1,994,634
Targa Resources Corp.	25,081	2,808,821
Valero Energy Corp.	14,476	2,470,908
		31,397,150
Passenger Airlines — 0.8%
Alaska Air Group, Inc.*	67,736	2,911,971
	Shares	Value
Common Stocks (continued)
Passenger Airlines (cont’d.)
Delta Air Lines, Inc.	42,430	$2,031,124
		4,943,095
Personal Care Products — 0.3%
Kenvue, Inc.	91,896	1,972,088
Pharmaceuticals — 0.1%
Organon & Co.	49,583	932,160
Professional Services — 4.7%
Dun & Bradstreet Holdings, Inc.	110,304	1,107,452
FTI Consulting, Inc.*	17,800	3,743,162
Genpact Ltd.	76,600	2,523,970
Jacobs Solutions, Inc.	12,946	1,990,189
KBR, Inc.	43,206	2,750,494
Leidos Holdings, Inc.	81,487	10,682,131
ManpowerGroup, Inc.	29,750	2,309,790
Maximus, Inc.	25,300	2,122,670
TransUnion	41,319	3,297,256
		30,527,114
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.*	7,661	1,494,584
Residential REITs — 1.7%
Camden Property Trust(a)	32,400	3,188,160
Equity LifeStyle Properties, Inc.	31,100	2,002,840
Essex Property Trust, Inc.(a)	7,393	1,809,880
Mid-America Apartment Communities, Inc.	13,573	1,785,935
Sun Communities, Inc.	16,410	2,109,998
		10,896,813
Retail REITs — 1.6%
Brixmor Property Group, Inc.	249,909	5,860,366
NNN REIT, Inc.(a)	105,200	4,496,248
		10,356,614
Semiconductors & Semiconductor Equipment — 3.3%
Marvell Technology, Inc.	32,902	2,332,094
MKS Instruments, Inc.	55,335	7,359,555
NXP Semiconductors NV (China)	9,824	2,434,092
ON Semiconductor Corp.*	21,900	1,610,745
Silicon Motion Technology Corp. (Taiwan), ADR	40,089	3,084,448
Skyworks Solutions, Inc.	46,131	4,996,910
		21,817,844
Software — 0.2%
Check Point Software Technologies Ltd. (Israel)*(a)	7,234	1,186,448
Specialized REITs — 1.9%
Extra Space Storage, Inc.	18,130	2,665,110
Gaming & Leisure Properties, Inc.	69,654	3,208,960
Lamar Advertising Co. (Class A Stock)	33,400	3,988,294
VICI Properties, Inc.	78,818	2,347,988
		12,210,352

A3

AST MID-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail — 1.0%
Dick’s Sporting Goods, Inc.(a)	7,700	$1,731,422
Ross Stores, Inc.	31,999	4,696,173
		6,427,595
Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corp.*	21,400	1,460,336
Textiles, Apparel & Luxury Goods — 1.6%
PVH Corp.	18,156	2,552,915
Ralph Lauren Corp.	11,700	2,196,792
Skechers USA, Inc. (Class A Stock)*	33,503	2,052,394
Steven Madden Ltd.(a)	70,211	2,968,521
VF Corp.	39,160	600,714
		10,371,336
Trading Companies & Distributors — 0.5%
AerCap Holdings NV (Ireland)*	36,812	3,199,331

Total Common Stocks (cost $526,238,286)		627,274,476
Preferred Stock — 0.2%
Household Products
Henkel AG & Co. KGaA (Germany) (PRFC)	14,526	1,167,542
(cost $1,262,216)
Unaffiliated Exchange-Traded Funds — 2.8%
iShares Russell Mid-Cap Value ETF(a)	53,853	6,749,397
Vanguard Mid-Cap Value ETF	76,362	11,905,599

Total Unaffiliated Exchange-Traded Funds (cost $15,975,402)		18,654,996

Total Long-Term Investments (cost $543,475,904)		647,097,014
Short-Term Investments — 12.1%
Affiliated Mutual Funds — 11.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	4,790,450	4,790,450
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $71,166,932; includes $70,815,040 of cash collateral for securities on loan)(b)(wb)	71,196,784	71,161,185

Total Affiliated Mutual Funds (cost $75,957,382)		75,951,635

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligation(n) — 0.5%
Federal Home Loan Bank
5.153%	04/01/24	3,528	$3,525,894
(cost $3,528,000)

	Shares
Unaffiliated Fund — 0.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio (7-day effective yield 5.221%) (Institutional Shares)	21,845	21,845
(cost $21,845)

Total Short-Term Investments (cost $79,507,227)		79,499,374

TOTAL INVESTMENTS—110.9% (cost $622,983,131)		726,596,388

Liabilities in excess of other assets — (10.9)%		(71,669,894)

Net Assets — 100.0%		$654,926,494

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,952,269; cash collateral of $70,815,040 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4